Commitments and Contingencies - Charter Hire (Table) (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2023	$ 131,672
2024	146,043
2025	141,818
2026	112,826
2027	86,359
2028 and thereafter	270,126
Total	$ 888,844